UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2015

	Shares	Value
Corporate Bond Trust Certificates - 25.58%

Direct Trust Certificates - 25.58%
Affiliated Managers Group, Inc. Sr Nt Exp 10/15/22 - 5.25%	17,000	432,650
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	32,000	813,440
Capitala Finance Corp. 7.125% - 6/16/21 Pfd	25,000	647,248
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.0%	17,500	446,427
KKR Financial Holdings Pfd Ser A - 7.375%	5,000	134,000
Main Street Capital Corp. - 6.125% 4/1/23 Series	30,060	766,229
Merrill Lynch Preferred D - 7.0%	12,000	308,040
MVC Capital, Inc. 1/15/23 Series - 7.25%	30,000	754,980
Prospect Capital Corp. - 6.95% Exp 11/15/22	30,000	763,800
Saratoga Investment Corp. 5/31/20 - 7.50%	32,000	822,400
THL Credit, Inc. 6.75% 11/15/21 Pfd	6,500	164,892
Torchmark Corp. 12/15/52 - 5.875%	31,000	792,050
Triangle Capital Corp. 6.375% 3/15/22 Pfd	12,000	304,680
		7,150,836

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $7,020,572)		7,150,836

Investment Companies - 41.61%

Closed-End Income Funds - 31%
BlackRock Credit Allocation Income Trust IV	100,000	1,346,000
BlackRock Ltd. Duration Income Trust	85,000	1,342,150
Franklin Limited Duration Income Trust	115,000	1,399,550
MFS Intermediate Income Trust	250,000	1,217,500
Strategic Global Income Fund, Inc.	140,194	1,181,835
Transamerica Income Shares, Inc.	13,572	276,597
Wells Fargo Advantage Multi-Sector Income Fund	100,000	1,335,000
Western Asset/Claymore Inflation-Linked Opportunity	50,000	567,000
		8,665,633

Closed-End Funds, Senior Securities - 10.62%
Gabelli Dividend & Income Trust Preferred A - 5.875%	38,500	986,374
Gabelli Equity Trust, Inc. Ser D - 5.875% Pfd	15,000	385,103
Gabelli Healthcare - 5.875% Series B Pfd	10,000	259,900
The GDL Fund Series B 3/26/18 - 3.0% (a)	25,000	1,253,675
Tortoise Energy Infrastructure 3.95% Series C Pfd	8,000	82,192
		2,967,243

TOTAL INVESTMENT COMPANIES (Cost $11,703,774)		11,632,876

Traditional Preferred- 10.7%
Capital One Financial Corp. Series C - 6.25% Pfd	12,000	307,080
Citigroup, Inc. Cum Pfd Ser L - 6.875	16,000	427,520
Kayne Anderson MLP Investment Co. Pfd Shs 4/1/19 - 4.25%	26,500	674,123
Northern Trust Corp. - 5.85% Series C Pfd	28,500	726,750
State Street Corp. - 6% 12/31/49 Pfd	33,500	855,255
		2,990,728

TRADITIONAL PREFERRED (Cost $2,914,291)		2,990,728

REIT Senior Securities - 15.63%
American Realty Capital Pptys, Inc. - 6.70% Ser F	15,000	354,000
Apollo Coml Real Estate Pfd Ser A - 8.625%	20,000	533,000
Apollo Invt Corp. Sr Nts 7/15/43 - 6.875%	15,000	383,589
Arbor Realty Trust, Inc. 7.375% 5/15/21 Pfd	15,000	376,650
Colony Financial, Inc. - 7.5% Series B Pfd	12,500	323,125
Digital Realty Trust, Inc. Preferred Series G - 5.88%	12,000	291,120
Pebblebrook Hotel Tr Pfd Ser C - 6.50%	11,900	301,070
Public Storage - 6% series Z Pfd	25,500	659,940
RAIT Financial Trust - 7.125% 8/30/19 Pfd	18,000	443,700
Wells Fargo REIT - 6.375% Series A 12/31/49 Pfd	27,000	702,540
		4,368,734

REIT SENIOR SECURITIES (Cost $4,092,837)		4,368,734

Money Market Funds - 6.1%
First American Funds Government Obligation Class Y 0.01% (a)	1,705,980	1,705,980
		1,705,980

TOTAL MONEY MARKET FUNDS (Cost $1,705,980)		1,705,980

TOTAL INVESTMENTS (Cost $27,437,455) 99.63%		27,849,154

Other Assets In Excess of Liablities - 0.37%		102,726

TOTAL NET ASSETS - 100.00%		27,951,880

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2014.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
March 31, 2015

	Shares	Value
Common Stocks - 74.18%

Aerospace & Defense - 2.75%
Boeing Co.	1,000	150,080
		150,080

Auto Components - 2.75%
Johnson Controls, Inc.	5,000	252,200
		252,200

Biotechnology - 4.56%
Celgene Corp. (a)	3,000	345,840
		345,840

Capital Markets - 10.39%
Ameriprise Financial, Inc.	3,000	392,520
Bank of New York Mellon Corp.	5,000	201,200
The Blackstone Group L.P.	5,000	194,450
		788,170

Chemicals - 4.16%
Dow Chemical Co.	3,000	143,940
FMC Corp.	3,000	171,750
		315,690
Communications Equipment - 2.74%
Qualcomm, Inc.	3,000	208,020
		208,020

Computers & Peripherals - 4.04%
EMC Corp. Massachusetts	12,000	306,720
		306,720

Consumer Finance - 2.77%
Ally Financial, Inc. (a)	10,000	209,800
		209,800

Diversified Financial Services - 3.99%
JP Morgan Chase & Co.	5,000	302,900
		302,900

Diversified Telecommunications Services - 3.21%
Verizon Communications, Inc.	5,000	243,150
		243,150

Health Care Equipment & Supplies - 3.05%
Abbott Labratories	5,000	231,650
		231,650

Industrial Conglomerates - 3.93%
General Electric Co	12,000	297,720
		297,720

Insurance - 3.33%
Metlife, Inc.	5,000	252,750
		252,750

Life Sciences Tools & Services - 3.54%
Thermo Fisher Scientific, Inc.	2,000	268,680
		268,680

Machinery - 4.7%
Parker Hannifin Corp.	3,000	356,340
		356,340

Metals & Mining - 1.25%
Freeport-McMoRan Copper & Gold, Inc.	5,000	94,750
		94,750

Oil, Gas & Consumable Fuels - 5.98%
Apache Corp.	4,000	241,320
Exxon Mobil Corp.	2,500	212,500
		453,820

Pharmaceuticals - 6.15%
AbbVie, Inc.	5,000	292,700
Pfizer, Inc.	5,000	173,950
		466,650

Specialty Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	3,000	230,325
		230,325

TOTAL COMMON STOCKS (Cost $3,980,809)		5,775,255

Investment Companies - 18.9%
Adams Express Co.	17,000	237,320
Boulder Total Return Fund, Inc.	68,666	588,468
Tri Continental Corp.	28,000	607,320
		1,433,108

TOTAL INVESTMENT COMPANIES (Cost $820,076)		1,433,108

Money Market Funds - 5.28%
First American Funds Government Obligation Class Y 0.01% (b)	400,581	400,581
		400,581

TOTAL MONEY MARKET FUNDS (Cost $400,581)		400,581

TOTAL INVESTMENTS (Cost $5,201,467) 100.34%		7,608,944

Other Assets In Excess of Liablities - -0.34%		(25,684)

TOTAL NET ASSETS - 100.00%		7,583,260

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2015.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2015

	Shares	Value
Common Stocks - 99.1%

Aerospace & Defense - 0.97%
Vectrus, Inc. (a)	21,668	552,317
		552,317

Auto Components - 0.96%
Remy International, Inc.	24,420	542,368
		542,368

Building Products - 2.32%
Allegion PLC	21,540	1,317,602
		1,317,602

Capital Markets - 1.8%
Ashford, Inc. (a)	3,506	416,373
JMP Group, Inc.	72,139	604,525
		1,020,897

Chemicals - 4.39%
Platform Specialty Products Corporation (a)	43,390	1,113,387
Rayonier Advanced Materials, Inc.	47,683	710,477
The Scotts Miracle-Gro Co.	5,350	359,360
Zep, Inc.	18,066	307,664
		2,490,888

Commercial Banks - 0.82%
Farmers National Banc Corp. (c)	56,757	464,840
		464,840

Communications Equipment - 1.06%
Polycom, Inc. (a)	45,060	603,804
		603,804

Consumer Finance - 2.09%
Ally Financial, Inc. (a)	56,650	1,188,517
		1,188,517

Diversified Consumer Services - 1.7%
Ascent Capital Group, Inc. (a)	14,200	565,302
Collectors Universe, Inc.	17,585	396,718
		962,020

Diversified Financial Services - 3.48%
Fidelity National Financial, Inc. (a)	59,250	835,425
Voya Financial, Inc.	26,400	1,138,104
		1,973,529

Diversified Telecommunications - 1.41%
Cincinnati Bell, Inc. (a)	227,470	802,969
		802,969

Electronic Equipment - 1.08%
Babcock & Wilcox Co.	18,870	605,538
		605,538

Electronic Equipment, Instruments - 0.9%
Knowles Corp. (a)	26,399	508,709
		508,709

Food & Staples Retailing - 4.08%
SpartanNash, Inc.	73,370	2,315,557
		2,315,557

Food Products - 4.63%
Post Holdings, Inc. (a)	32,892	1,540,661
Whitewave Foods Co. Class A (a)	24,459	1,084,512
		2,625,173

Gas Utilities - 3.47%
ONE Gas, Inc.	27,490	1,188,393
South Jersey Industries, Inc.	14,360	779,461
		1,967,854

Health Care Equipment & Supplies - 2.85%
Halyard Health, Inc. (a)	19,470	957,924
Utah Medical Products, Inc.	11,004	658,699
		1,616,623

Health Care Providers & Services - 1.09%
Corvel Corp. (a)	17,906	616,145
		616,145

Hotels, Restaurants & Leisure - 3.34%
Darden Restaurants, Inc.	12,880	893,099
Interval Leisure Group, Inc.	13,230	346,758
Krispy Kreme Doughnuts, Inc. (a)	20,330	406,397
Potbelly Corp. (a)	18,240	249,888
		1,896,142

Household Durables - 1.09%
TRI Pointe Homes, Inc. (a)	27,750	428,183
		428,183

IT Services - 3.4%
Blackhawk Network Holdings, Inc. Class A (a)	20,997	751,063
Lionbridge Technologies, Inc. (a)	58,540	334,849
Science Applications International Corp.	16,450	844,708
		1,930,619

Internet & Catalog Retail - 7.56%
FTD Companies, Inc. (a)	24,718	740,057
Lands' End, Inc. (a)	5,230	187,652
Liberty Interactive Corp. - Class A (a)	41,480	1,210,801
Liberty TripAdivsor Holdings, Inc. Class A (a)	7,190	228,570
Liberty Ventures (a)	35,530	1,492,615
TripAdvisor, Inc. (a)	5,200	432,484
		4,292,180

Internet Software & Services - 5.6%
Autobytel, Inc. (a)	65,009	960,183
United Online, Inc. (a)	139,137	2,216,452
		3,176,635

Leisure Equipment & Products - 1.02%
Nautilus, Inc. (a)	38,025	580,642
		580,642

Leisure Products - 0.79%
Vista Outdoor, Inc. (a)	10,450	447,469
		447,469

Machinery - 1.1%
Timken Co.	14,820	624,515
		624,515

Media - 17.1%
AMC Networks, Inc. Class A (a)	8,535	654,122
John Wiley & Sons, Inc. Class A	9,142	558,942
Lamar Advertising Co. Class A	14,760	874,825
Liberty Broadband - C (a)	11,490	650,334
Liberty Media Corp. (a)	3,740	144,177
Liberty Media Corp. - Class C (a)	16,480	629,536
New Media Investment Group, Inc.	60,820	1,455,423
Starz - Liberty Capital Class A (a)	18,590	639,682
Time, Inc.	37,560	842,846
Townsquare Media, Inc. (a)	56,880	730,908
Tribune Media Co. - Class A (a)	19,090	1,160,863
Tribune Publishing Co.	70,176	1,361,414
		9,703,073

Metals & Mining- 0.46%
TimkenSteel Corp.	9,920	262,582
		262,582

Multiline Retail - 0.52%
Tuesday Morning Corp. (a)	18,461	297,222
		297,222

Oil, Gas & Consumable Fuels - 0.81%
California Resources Corp. (a)	60,710	462,003
		462,003

Pharmaceuticals - 0.99%
Mallinckrodt PLC (a)	4,430	561,060
		561,060

Real Estate Investment Trusts - 4.5%
Ashford Hospitality Trust, Inc.	51,588	496,277
Cyrusone, Inc.	22,390	696,777
New Senior Investment Group, Inc.	47,475	789,509
Newcastle Investment Corp.	20,245	98,188
Rouse Properties, Inc.	25,025	474,474
		2,555,225

Real Estate Management & Development - 1.54%
Alexander & Baldwin, Inc.	12,994	561,081
Forestar Group, Inc. (a)	19,750	311,458
		872,538

Services - 1.58%
ADT Corp.	21,650	898,908
		898,908

Specialty Retail - 1.6%
CST Brands, Inc.	20,750	909,473
		909,473

Technology Harware, Storage & Peripheral - 2%
NCR Corp. (a)	38,480	1,135,545
		1,135,545

Textiles, Apparel & Luxury Goods - 2.59%
Cherokee, Inc.	75,579	1,472,279
		1,472,279

Thrifts & Mortgage Finance - 2.75%
TFS Financial Corp.	106,130	1,557,988
		1,557,988

TOTAL COMMON STOCKS (Cost $46,253,314)		56,239,631

Money Market Funds - 0.13%
First American Funds Government Obligation Class Y 0.01% (b)	74,647	74,647
		74,647

TOTAL MONEY MARKET FUNDS (Cost $74,647)		74,647

TOTAL INVESTMENTS (Cost $46,327,962) 99.23%		56,314,278

Liablities In Excess of Other Assets - (0.44)%		436,542

TOTAL NET ASSETS - 100.00%		56,750,820

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2015.
(c) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2015

	Shares	Value
Common Stocks - 88.69%

Aerospace & Defense - 0.11%
Arotech Corp. (a)	6,000	18,600
		18,600

Airlines - 1.61%
Hawaiian Holdings, Inc. Com (a)	12,000	264,300
		264,300

Auto Components - 1.06%
Fuel Systems Solutions, Inc. (a)	16,500	182,160
		182,160

Capital Markets - 5.73%
Calamos Asset Management, Inc. Class A	16,000	215,200
Harris & Harris Group, Inc. (a)	120,042	369,729
MVC Capital, Inc.	37,500	355,500
		940,429

Chemicals - 3.71%
Landec Corp. (a)	20,000	279,000
		279,000

Commercial Banks - 1.83%
Boston Private Financial Holdings, Inc.	10,000	121,500
LNB Bancorp (e)	10,000	178,400
		299,900

Commercial Services & Supplies - 2.43%
Kimball International, Inc. Class B	19,000	199,120
Perma-Fix Environmental Services, Inc. (a)	51,457	199,653
		398,773

Communications Equipment - 1.72%
Aviat Networks, Inc. (a)	150,000	178,500
Oclaro, Inc. (a)	29,000	57,420
Procera Networks, Inc. (a)	5,000	46,950
		282,870

Computers & Peripherals - 2.77%
Imation Corp. (a)	95,602	385,276
Silicon Graphics International Corp. (a)	8,000	69,520
		454,796

Construction & Engineering - 1.65%
Layne Christensen Company (a)	22,500	112,725
Sterling Construction Co., Inc. (a)	35,000	158,200
		270,925

Distributors - 1.57%
VOXX International Corp. Class A (a)	28,096	257,359
		257,359

Diversified Consumer Services - 0.58%
Lincoln Educational Services Corp.	42,000	95,760
		95,760

Diversified Financial Services - 1.16%
Pico Holdings, Inc. (a)	11,770	190,792
		190,792
Diversified Telecommunications - 1.24%
Alaska Communications Systems Group, Inc. (a)	120,981	203,248
		203,248

Electrical Equipment - 0.5%
LSI Industries, Inc.	10,000	81,500
		81,500

Electronic Equipment, Instruments & Components - 3.48%
Kimball Electronics, Inc. (a)	11,250	159,075
Multi-Fineline Electronix, Inc. (a)	13,351	243,923
Radisys Corp. (a)	24,000	51,600
Richardson Electronics Ltd.	13,000	116,740
		571,338

Electronic Equipment, Instruments - 7.14%
Deswell Industries, Inc.	22,500	41,400
Electro Scientific Industries, Inc.	41,500	256,470
Frequency Electronics, Inc. (a)	9,100	126,945
Iteris, Inc. (a)	96,128	174,953
Mace Security International, Inc. (a)(d)(f)	150,000	64,470
Maxwell Technologies, Inc. (a)	22,500	181,350
Perceptron, Inc.	12,000	162,120
Planar Systems, Inc. (a)	8,000	50,320
Vicon Industries, Inc.	65,958	112,788
		1,170,816

Energy Equipment & Services - 0.57%
Dawson Geophysical Co.	21,840	93,257
		93,257

Food Products - 1.72%
John B Sanfilippo & Son, Inc.	6,549	282,262
		282,262

Health Care Equipment & Supplies - 5.45%
Cryolife, Inc.	13,047	135,297
Digirad Corp.	80,892	367,250
Invacare Corp.	10,000	194,100
RTI Biologics, Inc. Com (a)	40,000	197,600
		894,247

Health Care Providers & Services - 2.19%
Cross Country Healthcare, Inc. (a)	22,000	260,920
PDI, Inc. (a)	73,210	98,834
		359,754

Hotels, Restaurants & Leisure - 1.37%
Dover Downs Gaming & Entertainment, Inc. (a)	10,000	11,700
Luby's, Inc. (a)	30,183	156,650
Ruby Tuesday, Inc. (a)	9,500	57,095
		225,445

Household Durables - 5.27%
Emerson Radio Corp.	116,315	153,536
Hooker Furniture Corp.	5,000	95,250
Natuzzi SpA ADR (a)(c)	121,564	206,659
Stanley Funiture Co., Inc. (a)	88,632	279,191
ZAGG, Inc. (a)	15,000	130,050
		864,685

Insurance - 3.81%
Meadowbrook Insurance Group, Inc.	31,000	263,500
State Auto Financial Corp.	7,500	182,175
United Insurance Holdings Corp.	8,000	180,000
		625,675

Internet Software & Services - 3.13%
Monster Worldwide, Inc. (a)	20,000	126,800
Realnetworks, Inc. (a)	57,500	386,975
		513,775

Leisure Equipment & Products - 3.95%
Callaway Golf Co.	37,500	357,375
Jakks Pacific, Inc.	42,500	290,700
		648,075

Leisure Products - 0.72%
LeapFrog Enterprises, Inc. (a)	54,500	118,810
		118,810

Life Sciences Tools & Services - 2.15%
Albany Molecular Research, Inc. (a)	20,000	352,000
		352,000

Machinery - 1.49%
FreightCar America, Inc.	4,000	125,720
MFRI, Inc. (a)	3,000	18,750
Tecumseh Products Co. (a)	36,080	100,663
		245,133

Marine - 0.22%
Euroseas, Ltd. (a)	50,000	35,600
		35,600

Media- 0.52%
Ballantyne Strong, Inc. (a)	18,468	84,953
Ballantyne Strong, Inc. - Rights (a)	10,000	-
		84,953

Metals & Mining- 0.35%
Endeavour Silver Corp. (a)	30,000	57,000
		57,000

Oil, Gas & Consumable Fuels - 1.34%
Goodrich Petroleum Corp. (a)	18,000	63,900
Vaalco Energy, Inc. (a)	40,000	98,000
Warren Resources, Inc. (a)	65,000	57,850
		219,750

Pharmaceuticals - 2.51%
Heska Corp. (a)	15,970	411,707
		411,707

Professional Services - 1.56%
Heidrick & Struggles Intl, Inc.	5,080	34,036
RCM Technologies, Inc.	9,000	221,220
		255,256

Semiconductors & Semiconductor Equipment - 5.85%
Amtech Systems, Inc. (a)	22,630	253,003
Axcelis Technologies, Inc. (a)	135,000	321,300
AXT, Inc. (a)	83,950	225,826
Kopin Corp. (a)	15,000	52,800
Rubicon Technology, Inc. (a)	18,000	70,920
Trio Tech International (a)	13,322	36,103
		959,952

Software - 1.47%
Telenav, Inc. (a)	30,507	241,615
		241,615

Specialty Retail - 1.67%
HHGregg, Inc. (a)	17,019	104,326
Sears Hometown and Outlet Stores, Inc. (a)	22,000	169,840
		274,166

Technology Harware, Storage & Peripheral - 0.48%
TransAct Technologies, Inc.	13,515	79,874
		79,874

Textiles, Apparel & Luxury Goods - 2.79%
Lakeland Industries, Inc. (a)	51,221	458,428
		458,428

Thrifts & Mortgage Finance - 1.05%
Trustco Bank Corp.	25,000	172,000
		172,000

Trading Companies & Distributors - 0.71%
Lawson Products, Inc. (a)	5,040	116,978
		116,978

TOTAL COMMON STOCKS (Cost $12,340,334)		14,552,963

Money Market Funds - 11.68%
First American Funds Government Obligation Class Y 0.01% (b)	1,916,419	1,916,419
		1,916,419

TOTAL MONEY MARKET FUNDS (Cost $1,916,419)		1,916,419

TOTAL INVESTMENTS (Cost $14,256,754) 100.37%		16,469,382

Other Assets In Excess of Liablities - -0.37%		(60,876)

TOTAL NET ASSETS - 100.00%		16,408,506

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2015.
(c) ADR - American Depository Receipt
(d) The Ancora Trust Chairman serves on the Board of Directors of this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.
(f) The Portfolio Manager of this Fund serves on the Board of Directors for this company.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2015

	Shares	Value
Common Stocks - 77.24%

Banks - 7.61%
Centrue Financial Corp. (a)	1,000,000	380,000
Independent Bank Corp.	25,000	320,750
Investors Bancorp, Inc.	10,000	117,200
MutualFirst Financial, Inc.	2,000	46,100
		864,050

Capital Markets - 9.91%
MVC Capital, Inc.	42,000	398,160
Prospect Capital Corp.	35,000	295,750
Safeguard Scientifics, Inc. (a)	20,000	361,600
TICC Capital Corp.	10,000	69,200
		1,124,710

Communications Equipment - 2.72%
Cisco Systems, Inc.	3,000	82,575
Juniper Networks, Inc.	10,000	225,800
		308,375

Consumer Finance - 1.85%
Ally Financial, Inc. (a)	10,000	209,800
		209,800

Diversified Financial Services - 8.46%
Citigroup, Inc.	10,000	515,200
Leucadia National Corp.	20,000	445,800
		961,000

Diversified Telecommunication Services - 1.03%
Iridium Communications, Inc. (a)	12,000	116,520
		116,520

Electrical Equipment - 6.59%
Active Power, Inc. (a)	20,000	43,800
Babcock & Wilcox Co.	10,000	320,900
Capstone Turbine Corp. (a)	185,000	120,250
PowerSecure International, Inc. (a)	20,000	263,200
		748,150

Electronic Equipment, Instruments - 10.06%
Iteris, Inc (a)	37,000	67,340
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	1,074,500
		1,141,840

Health Care Technology - 1.05%
Allscripts Healthcare Solutions, Inc. (a)	10,000	119,600
		119,600

Hotels, Restaurants & Leisure - 1.76%
Nevada Gold & Casinos, Inc. (a)	138,000	200,100
		200,100

Household Durables - 0.3%
Natuzzi SpA ADR (a) (e)	20,000	34,000
		34,000

Industrial Conglomerates - 2.62%
General Electric Co	12,000	297,720
		297,720

Metals & Mining - 0.66%
IAMGOLD Corp. (a)	40,000	74,800
		74,800
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Oil, Gas & Consumable Fuels - 3.47%
StealthGas, Inc. (a)	37,000	242,350
StealthGas, Inc. - Rights (a)	30,000	-
Warren Resources, Inc. (a)	170,000	151,300
		393,650

Personal Products - 1.59%
Stephan Co. (a)(c)	157,000	180,550
		180,550

Technology Hardware, Storage & Peripherals - 1.41%
Quantum Corp. (a)	100,000	160,000
		160,000

Textiles, Apparel & Luxury Goods - 2.76%
Lakeland Industries, Inc. (a)	35,000	313,250
		313,250

TOTAL COMMON STOCKS (Cost $6,725,578)		7,248,115

Direct Trust Certificates- 2.41%
Star Buk Carriers Corp. 8% 11/15/19 Pfd (a)	12,000	273,480
		273,480

DIRECT TRUST CERTIFICATES (Cost $219,491)		273,480

Investment Companies - 21.44%
Boulder Growth & Income Fund, Inc.	50,000	428,500
Firsthand Technology Value Fund, Inc.	25,000	358,500
Gabelli Global Deal Fund	30,000	309,903
Madison Covered Call & Equity (a)	43,000	353,030
Madison Strategic Sector Premium Fund (a)	15,000	180,600
Neuberger Berman Real Estate Secs Income Fund	70,000	379,400
Special Opportunities Fund, Inc.	27,500	424,050
		2,433,983

TOTAL INVESTMENT COMPANIES (Cost $2,302,480)		2,433,983

Money Market Funds - 13.2%
First American Funds Government Obligation Class Y 0.01% (b)	1,499,065	1,499,065
		1,499,065

TOTAL MONEY MARKET FUNDS (Cost $1,499,065)		1,499,065

TOTAL INVESTMENTS (Cost $10,746,614) 100.88%		11,454,643

Liablities In Excess of Other Assets - (1.27)%		(100,083)

TOTAL NET ASSETS - 100.00%		11,354,560

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2015.
(c) The Ancora Trust Chairman and Portfolio Manager serves on the Board of Directors of this company.
(d) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.
(e) ADR - American Depository Receipt
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2015 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$27,437,455	$683,351	$ (271,652)	$411,699
Ancora Equity Portfolio	$5,201,466	$2,527,640	$ (120,163)	$2,407,477
Ancora/Thelen Small-Mid Cap Portfolio	$46,327,962	$11,453,631	$ (1,467,615)	$9,986,316
Ancora MicroCap Portfolio	$14,256,754	$4,062,134	$ (1,849,505)	$2,212,629
Ancora Special Opportunities Portfolio	$10,746,614	$1,631,855	$ (923,826)	$708,029

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 27,849,155	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 27,849,155	- 0 -

Ancora Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 7,608,944	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 7,608,944	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 56,314,278	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 56,314,278	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 16,469,382	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 16,469,382	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 11,454,643	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 11,454,643	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: May 19, 2015